Basic and Diluted Earnings (Loss) Per Share - Effects of Outstanding RSUs Excluded From Computation of Diluted Loss Per Share Due to Anti-Dilutive Effect (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted-average RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted-average of shares	0	10,710,636	13,923,725
Share options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted-average of shares	114,000,000	0	0
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted-average of shares	70,833,345	0	0